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                                  FORM N-SAR
                                 ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:                    (a)

     or fiscal year ending: 12/31/2001                 (b)

Is this a transition report?: (Y/N)                              N

Is this an amendment to a previous filing? (Y/N)                           N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.   Registrant Name:    Peoples Benefit Life Insurance Company
                              Separate Account V

     B.   File Number:        811-6564

     C.   Telephone Number:   (502) 560-3153

2.   A.   Street: 4333 Edgewood Road NE
     B.   City: Cedar Rapids  C. State: Iowa      D. Zip Code: 52499   Zip Ext:
     E.   Foreign Country:                     Foreign Postal Code:

3.   Is this the first filing on this form by Registrant? (Y/N)            N

4.   Is this the last filing on this form by Registrant? (Y/N)             N

5.   Is Registrant a small business investment company (SBIC)? (Y/N)       N
     [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)? (Y/N)                    Y
     [If answer is "Y" (Yes) complete only items 111 through 132.]

7.   A.   Is Registrant a series or multiple portfolio company? (Y/N)
          [If answer is "N" (No), go to item 8.]

     B. How many separate series or portfolios did Registrant have at the end of the period?

                                      01
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For period ending 12/31/2000                           If filing more than one
File number 811-6564                                   Page 50, "X" box: [_]

123. [/]  State the total value of the additional units considered
          in answering item 122 ($000's omitted)                      $131,798

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent
          series) ($000's omitted)                                    $

125. [/]  State the total dollar amount of sales loads collected
          (before reallowances to other brokers or dealers) by
          Registrant's principal underwriter and any underwriter
          which is an affiliated person of the principal
          underwriter during the current period solely from the
          sale of units of all series of Registrant ($000's
          omitted)                                                    $     34

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
     Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
     subsequent series.) ($000's omitted)                             $      0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                 Number of        Total Assets         Total Income
                                                                 Series           ($000's              Distributions
                                                                 Investing        omitted)             ($000's omitted)
                                                                 --------         ------------         ----------------
A.      U.S. Treasury direct issue                                                $                    $

B.      U.S. Government agency                                                    $                    $

C.      State and municipal tax-free                                              $                    $

D.      Public utility debt                                                       $                    $

E.      Brokers or dealers debt or debt of
        broker's or dealer's parent                                               $                    $

F.      All other corporate intermed. & long-
        term debt                                                                 $                    $

G.      All other corporate short-term debt                                       $                    $

H.      Equity securities of brokers or dealers
        or parents of brokers or dealers                                          $                    $

I.      Investment company equity securities                     6                $466,379             $8,645

J.      All other equity securities                                               $                    $

K.      Other securities                                                          $                    $

L.      Total assets of all series of registrant                 6                $466,379             $8,645

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For period ending 12/31/2001                             If filing more than one
File number 811-6564                                     Page 51, "X" box: [_]

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)

     [If answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

     [If answer is "N" (No), go to item 131.]

130 [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

131. Total expenses incurred by all series of Registrant during the
     current reporting period ($000's omitted)                        $ 4,582

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-__________     811-__________      811-__________        811-__________

     811-__________     811-__________      811-__________        811-__________

     811-__________     811-__________      811-__________        811-__________

     811-__________     811-__________      811-__________        811-__________

     811-__________     811-__________      811-__________        811-__________

     811-__________     811-__________      811-__________        811-__________

     811-__________     811-__________      811-__________        811-__________

     811-__________     811-__________      811-3017X_____        811-__________

     811-__________     811-__________      811-__________        811-__________

                                      51

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  This report is signed on behalf of the registrant (or depositor or trustee).

City of: Louisville          State of: Kentucky         Date: February 23, 2000

Name of Registrant, Depositor, or Trustee: Peoples Benefit Life Insurance Company Separate Account V

Witness:  /s/ Michele A. Zabel         By:  /s/ Anne M. Spaes
          -----------------------           ------------------------------------
                                            Vice President